February 8, 2008

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 6010

Washington, D.C. 20549

Attention: Tom Jones

Re: Acorn Acquisition Corp.

Registration Statement on Form S-4

Pre-Effective Amendment No. 3

Filed: February 8, 2008

File No. 333-146685

Dear Mr. Jones:

Because I inadvertently failed to update the legality opinion filed as Exhibit 5.1 with Pre-effective Amendment No. 4 to the above-captioned Registration Statement on Form S-4 (the "Registration Statement"), I am concurrently filing Pre-effective Amendment No.5 which includes a currently dated legality opinion. Pre-effective Amendment No. 5 also makes some updating changes concerning the mailing, record and meeting dates and corrects one minor typo on page 20.

As part of my due diligence which I voluntarily share with you: (i) I have been advised by the Company that it has no knowledge of, or reason to believe that, the financial condition, results of operations or trends of the Company during the quarter ended December 31, 2007 show any material adverse change from the financial information with respect to the Company presented in the Registration Statement; and (ii) I have also been advised by Lumen Medical Inc., a Florida corporation ("Lumen"), that it has no knowledge of, or reason to believe that, the financial condition, results of operations or trends of Lumen during the quarter ended December 31, 2007 show any material adverse change from the financial information with respect to Lumen presented in the Registration Statement.

Very truly yours,

 /s/ Peter B. Hirshfield